Common Stock and Additional Paid-In Capital	6 Months Ended
Jun. 30, 2012
Stockholders Equity Note [Abstract]:
Common Stock and Additional Paid-In Capital [Text Block]

12. Common Stock and Additional Paid-In Capital:
(a) Common Stock and Preferred Stock: From inception through July 11, 2010, the authorized common stock of Costamare consisted of 2,000,000 shares with a par value of $0.0001 per share out of which 1,000,000 shares were issued to the Family. On July 12, 2010, the Company's articles of incorporation were amended. Under the amended articles of incorporation, the Company's authorized capital stock consists of 1,000,000,000 shares of common stock, par value $0.0001 per share and 100,000,000 preferred shares, par value $0.0001 per share of which no shares were issued. Of these preferred shares, 10,000,000 shares have been designated Series A Participating Preferred Stock in connection with the adoption of a stockholder rights plan. All shares of stock are in registered form.
On July 20, 2010, pursuant to a rights offering authorized by the Board of Directors on July 14, 2010, the Company issued 24,000,000 shares of common stock in exchange of $2,400, increasing the issued share capital of the Company to 25,000,000 shares of common stock.
On October 19, 2010, within the context of the Initial Public Offering completed in November 2010, the Company effected a dividend of 0.88 shares for each share of common stock outstanding on the record date of August 27, 2010 (the “Stock Split”). As a result of this dividend, the Company issued 22,000,000 additional shares in respect of its 25,000,000 shares of the then outstanding common stock.
On November 4, 2010, the Company completed its Initial Public Offering in the United States under the United States Securities Act of 1933, as amended. In this respect 13,300,000 common shares at par value $0.0001 were issued at a public offering price of $12.00 per share, increasing the issued share capital to 60,300,000 shares. The net proceeds of the Initial Public Offering were $145,543.
On March 22, 2012, the Company completed a follow-on public equity offering in the United States under the United States Securities Act of 1933, as amended. In this respect 7,500,000 shares at par value $0.0001 were issued at a public offering price of $14.10 per share, increasing the issued share capital to 67,800,000 shares. The net proceeds of the follow-on offering were $100,584.
(b) Additional Paid-in capital: The amounts shown in the accompanying consolidated balance sheets, as additional paid-in capital, include (i) payments made by the stockholders at various dates to finance vessel acquisitions in excess of the amounts of bank loans obtained, (ii) advances for working capital purposes and (iii) the difference between the par value of the shares issued in the Initial Public Offering in November 2010 and the follow-on offering in March 2012 and the net proceeds obtained for those shares.
(c) Dividends paid: During the six month period ended June 30, 2011, the Company declared and paid, to its common shareholders, (i) the amount of $15,075 or $0.25 per common share for the fourth quarter of 2010 and (ii) the amount of $15,075 or $0.25 per common share for the first quarter of 2011. During the six month period ended June 30, 2012, the Company declared and paid, to its common shareholders, (i) the amount of $16,281 or $0.27 per common share for the fourth quarter of 2011 and (ii) the amount of $18,306 or $0.27 per common share for the first quarter of 2012.